Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 7,859	$ 262,439	$ 32,754	$ (305,519)	$ 18,185
Net earnings	4,773	0	0	4,773	0
Common stock issued upon exercise of options	8	8	0	0	0
Issuance of common stock on acquisition (note 4)	9,629	9,629	0	0	0
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	7	(7)	0	0
Stock-based compensation expense recognized (note 12(e))	602	0	602	0	0
Foreign currency translation adjustments	(227)	0	0	0	(227)
Balance at Dec. 31, 2013	22,644	272,083	33,349	(300,746)	17,958
Net earnings	(18,227)	0	0	(18,227)	0
Issuance of common stock (note 12(b))	13,821	13,821	0	0	0
Share issue costs (note 12(b))	(1,415)	(1,415)	0	0	0
Common stock issued upon exercise of options	148	148	0	0	0
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	123	(123)	0	0
Stock-based compensation expense recognized (note 12(e))	1,003	0	1,003	0	0
Foreign currency translation adjustments	(835)	0	0	0	(835)
Balance at Dec. 31, 2014	$ 17,139	$ 284,760	$ 34,229	$ (318,973)	$ 17,123